Short-Term Borrowings	12 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
SHORT-TERM BORROWINGS

NOTE 10 – SHORT-TERM BORROWINGS

Short-term borrowings consisted of the following at September 30, 2021:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
CITIC Bank	4,500,000	698,388	10/10/2020	10/9/2021	5.00%
CITIC Bank	6,500,000	1,008,783	10/15/2020	10/14/2021	5.00%
CITIC Bank	4,000,000	620,790	10/15/2020	10/26/2021	5.00%
Agricultural Bank of China	9,990,000	1,550,424	10/28/2020	10/27/2021	4.75%
Agricultural Bank of China	5,000,000	775,988	11/4/2020	11/3/2021	4.75%
Agricultural Bank of China	7,000,000	1,086,382	11/18/2020	11/17/2021	4.75%
Agricultural Bank of China	9,990,000	1,550,424	11/30/2020	11/29/2021	4.75%
Agricultural Bank of China	9,500,000	1,474,376	12/21/2020	12/3/2021	4.75%
Bank of China	7,540,000	1,170,190	12/31/2020	12/27/2021
Agricultural Bank of China	5,700,000	884,626	1/7/2021	1/6/2022	4.75%
Agricultural Bank of China	9,990,000	1,550,424	1/15/2021	1/14/2022	4.75%
Bank of China	7,730,000	1,199,677	1/11/2021	1/5/2022
Agricultural Bank of China	4,000,000	620,790	2/3/2021	2/1/2022	5.15%
Agricultural Bank of China	4,990,000	774,436	3/4/2021	3/2/2022	5.15%
Agricultural Bank of China	9,990,000	1,550,424	3/12/2021	3/10/2022	4.75%
Agricultural Bank of China	5,000,000	775,988	3/17/2021	1/15/2022	4.75%
Agricultural Bank of China	3,410,000	529,224	3/17/2021	3/14/2022	4.75%
Zheshang Bank	11,400,000	1,769,252	4/15/2021	4/13/2022
Zheshang Bank	7,000,000	1,086,383	5/10/2021	11/10/2021	5.20%
Zheshang Bank	5,000,000	775,988	5/18/2021	11/18/2021	5.20%
Zheshang Bank	5,500,000	853,587	5/20/2021	11/20/2021	5.20%
Agricultural Bank of China	5,000,000	775,988	5/27/2021	11/27/2021	5.20%
Agricultural Bank of China	4,500,000	698,389	6/9/2021	6/2/2022	4.75%
Agricultural Bank of China	9,990,000	1,550,424	6/18/2021	6/17/2022	4.75%
Agricultural Bank of China	4,600,000	713,909	7/22/2021	7/19/2022	4.75%
Agricultural Bank of China	9,900,000	1,536,456	7/28/2021	7/27/2022	4.75%
Agricultural Bank of China	510,000	79,151	7/28/2021	7/21/2022	4.75%
Zheshang Bank	9,900,000	1,536,456	9/15/2021	9/14/2022	4.60%
Agricultural Bank of China	7,500,000	1,163,982	9/7/2021	3/7/2022	5.20%
Agricultural Bank of China	9,980,000	1,548,872	9/23/2021	9/22/2022	4.60%
Agricultural Bank of China	9,980,000	1,548,872	9/30/2021	9/27/2022	4.60%
Total	RMB 215,519,000	$33,459,043

Short-term borrowings consisted of the following at September 30, 2020:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank	9,990,000	$1,471,367	11/4/2019	11/3/2020	5.40%
Agricultural Bank	5,000,000	736,420	11/13/2019	11/12/2020	5.40%
Agricultural Bank	7,000,000	1,030,989	11/28/2019	11/18/2020	5.35%
Agricultural Bank	9,500,000	1,399,199	12/19/2019	12/18/2020	5.35%
Agricultural Bank	9,990,000	1,471,368	12/27/2019	12/10/2020	5.35%
Agricultural Bank	5,700,000	839,519	1/8/2020	1/7/2021	5.35%
Agricultural Bank	9,990,000	1,471,368	1/14/2020	1/13/2021	5.35%
Agricultural Bank	9,000,000	1,325,557	2/28/2020	2/27/2021	5.60%
Agricultural Bank	4,990,000	734,948	3/4/2020	3/3/2021	5.60%
Agricultural Bank	13,400,000	1,973,607	3/13/2020	3/12/2021	5.25%
Agricultural Bank	5,000,000	736,420	3/27/2020	3/15/2021	5.25%
Agricultural Bank	4,500,000	662,778	7/10/2020	7/1/2021	4.80%
Agricultural Bank	10,500,000	1,546,483	7/24/2020	7/15/2021	4.75%
Agricultural Bank	14,500,000	2,135,619	8/3/2020	8/2/2021	4.75%
China CITIC Bank	4,500,000	662,778	10/11/2019	10/10/2020	5.35%
China CITIC Bank	6,500,000	957,347	10/16/2019	10/15/2020	5.35%
China CITIC Bank	4,000,000	589,136	10/29/2019	10/28/2020	5.35%
China CITIC Bank	6,000,000	883,704	9/22/2020	9/21/2021	5.00%
China CITIC Bank	6,500,000	957,347	9/23/2020	9/22/2021	5.00%
China CITIC Bank	8,000,000	1,178,273	9/24/2020	9/23/2021	5.00%
Bank of China	7,540,000	1,110,522	1/7/2020	1/2/2021	4.50%
Bank of China	7,730,000	1,138,506	1/9/2020	1/7/2021	4.50%
Minsheng Bank	11,400,000	1,679,039	4/22/2020	4/15/2021	5.50%
Zhejiang Commerce Bank	8,500,000	1,251,915	4/22/2020	4/16/2021	4.20%
Zhejiang Commerce Bank	4,750,000	699,599	5/21/2020	5/18/2021	4.20%
Zhejiang Commerce Bank	7,000,000	1,030,989	6/3/2020	5/14/2021	4.20%
Zhejiang Commerce Bank	10,500,000	1,546,483	9/18/2020	6/18/2021	5.22%
Total	RMB211,980,000	$31,221,280

The Company’s short-term bank borrowings are pledged by its assets as listed below, and guaranteed by the Company’s major shareholders: Di Wang, Jueqin Wang, their immediate family members, third-party individuals, and third-party companies:

	As of September 30,
	2021	2020
Buildings, net	$2,995,522	$3,405,140
Long-term Investment	-	6,625,133
Total	$2,995,522	$10,030,273

For the years ended September 30, 2021, 2020 and 2019, interest expense on all short-term borrowings and notes payable amounted to $1,550,082, $2,162,589 and $2,149,077, respectively.